DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 2,756,771	$ 2,428,455	$ 5,832,744	$ 2,589,931
TPT SpeedConnect
Total revenues			5,264,486	1,946,820	8,002,875
Copperhead Digital
Total revenues			0	128,130	189,511	400,763
K Telecom
Total revenues			28,091	33,769	53,605	119,860
San Diego Media
Total revenues			7,365	17,165	23,683	169,142
Blue Collar
Total revenues			526,092	464,047	1,941,955	219,474
Other
Total revenues			6,710	0	749	27,830
Services
Total revenues	$ 2,739,831	$ 2,413,369	$ 5,804,653	$ 2,556,162	$ 10,158,772	$ 817,209